Annual Total Returns [BarChart] - Harbor Large Cap Value Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	0.09%
2012	21.33%
2013	30.10%
2014	10.69%
2015	2.74%
2016	17.13%
2017	22.31%
2018	(8.95%)
2019	32.84%
2020	14.43%